BUSINESS COMBINATIONS (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 01, 2024	Jul. 22, 2022	Mar. 31, 2022	Dec. 31, 2024
Venafi Holdings, Inc. [Member]
Business Acquisition [Line Items]
Fair value of consideration transferred	$ 1,660,000
Total Consideration in cash	$ 1,020,000
Number of ordinary shares issued	2,285,076
Ordinary shares with aggregate value of business combination	$ 639,100
Issuance costs additional paid in capital	190
Acquisition expenses	$ 21,800
Revenue of business combination				$ 47,100
Operating loss				$ 13,800
AAPI1, Inc. [Member]
Business Acquisition [Line Items]
Total Consideration in cash			$ 17,689
Acquisition expenses			$ 252
C3M, LLC [Member]
Business Acquisition [Line Items]
Total Consideration in cash		$ 28,298
Acquisition expenses		$ 1,992